INCOME TAXES (Details) - Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax [Abstract]
The aggregate amount of tax holiday and preferential tax rate	¥ 5,039	¥ (163,113)	¥ (6,522)
Basic net income per ordinary share	¥ 0.02	¥ (0.7)	¥ (0.03)